Derivative Warrant Liabilities (Details) - Schedule of Binomial Model was used to Measure the Derivative Warrant Liability	6 Months Ended
Apr. 30, 2024 Duration $ / shares
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Share Price (in Dollars per share)	$ 1.19
Dividend yield	0.00%
Bottom of Range [Member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Exercise Price (in Dollars per share)	$ 1.077
Expected life (in Duration) | Duration	3.93
Risk-free interest rate	4.74%
Expected volatility	158.07%
Top of Range [Member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Exercise Price (in Dollars per share)	$ 1.6
Expected life (in Duration) | Duration	4.71
Risk-free interest rate	4.80%
Expected volatility	158.93%